Related Parties Transactions - Details of Transactions Between the Company and Other Related Parties (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2017 USD ($)
Disclosure of transactions between related parties [Line Items]
Revenues	$ 410	$ 348	$ 423
Operating Costs and Expenses	1,270	1,496	1,530
Non-operating Income and Expenses	32	37	36
Receivables	49	14		$ 2
Payables	684	762		$ 23
Customers' deposits	6	11
Acquisition of property, plant and equipment	390	320	325
Prepaid rents - current	204	204
Prepaid rents - noncurrent	1,551	1,755
Prepaid rents	1,755	1,959
Associates [Member]
Disclosure of transactions between related parties [Line Items]
Revenues	344	292	333
Operating Costs and Expenses	1,197	1,405	1,451
Non-operating Income and Expenses	32	37	36
Receivables	43	9
Payables	680	757
Customers' deposits	6	10
Acquisition of property, plant and equipment	390	313	314
Joint ventures [Member]
Disclosure of transactions between related parties [Line Items]
Revenues	1	7	9
Operating Costs and Expenses	2	17	17
Receivables	0	0
Payables	0	1
Customers' deposits	0	1
Acquisition of property, plant and equipment	0	7	11
Others [Member]
Disclosure of transactions between related parties [Line Items]
Revenues	65	49	81
Operating Costs and Expenses	71	74	62
Non-operating Income and Expenses	0	0	$ 0
Receivables	6	5
Payables	$ 4	$ 4